RELATED PARTIES, Promissory Note (Q3) (Details) - USD ($)			9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 06, 2021	Mar. 31, 2021	Sep. 30, 2023	Dec. 05, 2021	Dec. 31, 2021	Dec. 31, 2022
Promissory Note [Abstract]
Proceeds from sponsor note					$ 110,000	$ 0
Repayment of sponsor note					$ 110,000	$ 0
Sponsor [Member] | Promissory Note [Member]
Promissory Note [Abstract]
Related party transaction amount		$ 300,000
Proceeds from sponsor note			$ 110,000	$ 110,000
Repayment of sponsor note	$ 110,000